ACQUISITIONS (Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed) (Details) (CNY) In Thousands, unless otherwise specified								1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Partnership With Local Institutes [Member]	Dec. 31, 2011 Partnership With Local Institutes [Member]	Dec. 31, 2012 Reacquired Right to Use Trademark [Member]	Dec. 31, 2011 Reacquired Right to Use Trademark [Member]	Oct. 31, 2010 Hongcheng Xueyuan [Member]	Oct. 31, 2010 Hongcheng Xueyuan [Member] Partnership With Local Institutes [Member]	Oct. 31, 2010 Hongcheng Xueyuan [Member] Reacquired Right to Use Trademark [Member]
Business Acquisition [Line Items]
Cash and cash equivalents							1,382
Accounts receivable							397
Amounts due from related parties							1,319
Prepaid expenses and other current assets							82
Rental deposits							7
Property and equipment							80
Deferred revenue							(1,235)
Amounts due to related parties							(14)
Other taxes payable							(54)
Net tangible assets acquired							1,964
Noncontrolling interests							(144)
Net carrying amount	50,183	59,322	1,660	1,993		138		2,380	300
Total intangible assets							2,680
Deferred tax liabilities relating to intangible assets acquired							(670)
Goodwill (allocated to the online degree programs segment)							5,100
Re-measured fair value of previous 19% cost method investment							(1,470)
Total							7,460
Equity method investment ownership percentage previously held							19.00%
Weighted average useful life of acquired intangible assets								7 years 2 months 12 days	2 years 2 months 12 days